Long-Term Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Bank loans
Secured loans	$ 8,145,702	$ 4,900,044
Unsecured loans	885,493	592,637
Total borrowings	9,031,195	5,492,681
Less: Current portion	(4,188,088)	(2,370,305)
Total	$ 4,843,107	$ 3,122,376